SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2017
Operating Segments [Abstract]
SEGMENT INFORMATION
SEGMENT INFORMATION

a)	Operating segments
IFRS 8, Operating Segments, requires operating segments to be determined based on internal reports that are regularly reviewed by the chief operating decision maker (“CODM”) for the purpose of allocating resources to the segment and to assessing its performance. In the first quarter, the partnership realigned the organizational and governance structures of its businesses to align them more closely with the nature of the partnership’s investments. Such realignment gave rise to changes in how the partnership presents information for financial reporting and management decision making purposes and resulted in a change in the partnership’s reporting segments. Consequently, as of January 1, 2016, the partnership’s operating segments are organized into four reportable segments: i) Core Office, ii) Core Retail, iii) Opportunistic and iv) Corporate. All prior period segment disclosures have been recast to reflect the changes in the partnership’s operating segments. These segments are independently and regularly reviewed and managed by the Chief Executive Officer, who is considered the CODM.

b)	Basis of measurement
The CODM measures and evaluates the performance of the partnership’s operating segments based on funds from operations (“FFO”). This performance metric does not have standardized meanings prescribed by IFRS and therefore may differ from similar metrics used by other companies and organizations. Management believes that while not an IFRS measure, FFO is the most consistent metric to measure the partnership’s financial statements and for the purpose of allocating resources and assessing its performance.

The partnership defines this measure as follows:

i.
FFO: net income, prior to fair value gains, net, depreciation and amortization of real estate assets, and income taxes less non-controlling interests of others in operating subsidiaries and properties share of these items. When determining FFO, the partnership also includes its proportionate share of the FFO of unconsolidated partnerships and joint ventures and associates, as well as gains (or losses) related to properties developed for sale.

b)	Reportable segment measures
The following summaries present certain financial information regarding the partnership’s operating segments for the year ended December 31, 2017, 2016, and 2015.

(US$ Millions)	Total revenue			FFO
Years ended Dec. 31,	2017	2016	2015	2017	2016	2015
Core Office	$2,147	$2,203	$2,312	$534	$620	$574
Core Retail	—	—	—	486	429	397
Opportunistic	3,986	3,149	2,541	326	320	223
Corporate	2	—	—	(473)	(474)	(484)
Total	$6,135	$5,352	$4,853	$873	$895	$710
The following summary presents information about certain consolidated balance sheet items of the partnership, on a segmented basis, as of December 31, 2017 and 2016:

	Total assets		Total liabilities
(US$ Millions)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016
Core Office	$33,795	$34,527	$16,791	$17,132
Core Retail	8,844	8,707	—	—
Opportunistic	41,302	34,518	25,920	20,435
Corporate	406	375	6,512	6,399
Total	$84,347	$78,127	$49,223	$43,966

The following summary presents a reconciliation of FFO to net income for the years ended December 31, 2017, 2016, and 2015:

(US$ Millions) Years ended Dec. 31,	2017	2016	2015
FFO(1)	$873	$895	$710
Depreciation and amortization of real estate assets	(244)	(212)	(153)
Fair value gains, net	1,254	692	2,007
Share of equity accounted income - non-FFO	82	139	867
Income tax benefit (expense)	(192)	575	(100)
Non-controlling interests of others in operating subsidiaries and properties - non-FFO	(1,398)	(296)	(416)
Net income attributable to unitholders(2)	375	1,793	2,915
Non-controlling interests of others in operating subsidiaries and properties	2,093	924	851
Net income	$2,468	$2,717	$3,766

(1)
FFO represents interests attributable to GP Units, LP Units, Exchange LP Units, Redeemable/Exchangeable Partnership Units and Special LP Units. The interests attributable to Exchange LP Units, Redeemable/Exchangeable Units and Special LP Units are presented as non-controlling interests in the consolidated statements of income.

(2)
Includes net income attributable to general partner, limited partners, Exchange LP Units, Redeemable/Exchangeable Partnership Units and Special LP Units. The interests attributable to Exchange LP Units, Redeemable/Exchangeable Units and Special LP Units are presented as non-controlling interests in the consolidated statements of income.

The following summary presents financial information by the partnership’s geographic regions in which it operates:

	Total revenue for the years ended Dec. 31,			Total non-current assets as at Dec. 31,
(US$ Millions)	2017	2016	2015	2017	2016
United States	$4,127	$3,589	$3,241	$52,009	$48,112
Canada	462	413	426	4,892	4,622
Australia	227	231	315	3,986	3,380
Europe	829	801	616	11,556	11,462
Brazil	134	165	122	2,037	2,346
China	1	2	21	522	446
India	161	130	112	2,362	1,256
South Korea	194	21	—	2,948	2,184
United Arab Emirates	—	—	—	123	121
Total	$6,135	$5,352	$4,853	$80,435	$73,929